Pacer WealthShield ETF
Schedule of Investments
January 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.8%
Aerospace/Defense - 3.4%
General Dynamics Corp.	895	$131,279
Howmet Aerospace, Inc.	1,507	37,042
L3Harris Technologies, Inc.	807	138,409
Lockheed Martin Corp.	953	306,694
Northrop Grumman Corp.	603	172,826
Raytheon Technologies Corp.	5,863	391,238
Teledyne Technologies, Inc. (a)	146	52,123
The Boeing Co.	2,052	398,478
TransDigm Group, Inc. (a)	214	118,402
		1,746,491
Airlines - 0.6%
Alaska Air Group, Inc.	477	23,292
American Airlines Group, Inc. (b)	2,353	40,401
Delta Air Lines, Inc.	2,460	93,382
Southwest Airlines Co. (b)	2,275	99,963
United Airlines Holdings, Inc. (a)	1,128	45,109
		302,147
Auto Manufacturers - 0.5%
Cummins, Inc.	574	134,557
PACCAR, Inc.	1,342	122,417
		256,974
Banks - 8.9%
Bank of America Corp.	22,887	678,600
Citigroup, Inc.	6,495	376,645
Citizens Financial Group, Inc.	1,332	48,538
Comerica, Inc.	438	25,054
Fifth Third Bancorp	2,217	64,138
First Republic Bank	545	79,020
Huntington Bancshares, Inc.	3,170	41,923
JPMorgan Chase & Co.	9,305	1,197,274
KeyCorp.	3,044	51,322
M&T Bank Corp.	399	52,855
Morgan Stanley (b)	4,453	298,574
Northern Trust Corp.	652	58,152
Regions Financial Corp.	2,995	50,945
State Street Corp.	1,099	76,930
SVB Financial Group (a)	166	72,671
The Bank of New York Mellon Corp.	2,538	101,088
The Goldman Sachs Group, Inc.	1,070	290,152
The PNC Financial Services Group, Inc.	1,323	189,877
Truist Financial Corp.	4,200	201,516
US Bancorp	4,278	183,312
Wells Fargo & Co.	12,892	385,213
Zions Bancorp	516	22,776
		4,546,575
Biotechnology - 17.5%
ACADIA Pharmaceuticals, Inc. (a)	1,774	85,241
Acceleron Pharma, Inc. (a)	730	84,337
Adverum Biotechnologies, Inc. (a)	3,681	45,387
Agenus, Inc. (a)	10,662	39,236
Akero Therapeutics, Inc. (a)	866	25,478
Albireo Pharma, Inc. (a)	738	27,062
Alexion Pharmaceuticals, Inc. (a)	749	114,844
Allakos, Inc. (a)	616	82,131
Allogene Therapeutics, Inc. (a)(b)	3,325	115,377
Alnylam Pharmaceuticals, Inc. (a)	702	105,637
ALX Oncology Holdings, Inc. (a)	317	25,122
Amgen, Inc.	399	96,331
Amicus Therapeutics, Inc. (a)	4,119	77,890
AnaptysBio, Inc. (a)	1,130	29,290
Apellis Pharmaceuticals, Inc. (a)	1,833	81,147
Applied Molecular Transport, Inc. (a)	478	16,754
Arcturus Therapeutics Holdings, Inc. (a)(b)	862	62,460
Arcus Biosciences, Inc. (a)	1,429	49,629
Arcutis Biotherapeutics, Inc. (a)	740	20,195
Ardelyx, Inc. (a)	1,609	10,925
Arena Pharmaceuticals, Inc. (a)	1,319	97,923
Arrowhead Pharmaceuticals, Inc. (a)(b)	1,230	94,919
Atara Biotherapeutics, Inc. (a)	2,104	38,840
Athersys, Inc. (a)(b)	8,713	16,860
Atreca, Inc. (a)	750	9,750
Avidity Biosciences, Inc. (a)	583	13,339
Avrobio, Inc. (a)	1,164	16,657
Beam Therapeutics, Inc. (a)(b)	1,053	101,541
BioCryst Pharmaceuticals, Inc. (a)(b)	10,982	93,567
Biogen, Inc. (a)	381	107,674
Biohaven Pharmaceutical Holding Co. Ltd. (a)	1,046	89,140
BioMarin Pharmaceutical, Inc. (a)	1,143	94,618
Black Diamond Therapeutics, Inc. (a)	762	18,875
Bluebird Bio, Inc. (a)(b)	2,145	95,560
Blueprint Medicines Corp. (a)	790	76,432
Bridgebio Pharma, Inc. (a)(b)	1,485	84,289
Cardiff Oncology, Inc. (a)	3,697	43,625
Celldex Therapeutics, Inc. (a)	2,524	54,569
CEL-SCI Corp. (a)(b)	1,947	48,578
ChemoCentryx, Inc. (a)(b)	1,497	85,344
Constellation Pharmaceuticals, Inc. (a)	1,597	52,653
Corteva, Inc.	9,227	367,788
Cortexyme, Inc. (a)	778	30,513
Cue Biopharma, Inc. (a)	1,282	17,358
CytomX Therapeutics, Inc. (a)	1,630	11,263
Deciphera Pharmaceuticals, Inc. (a)	1,601	70,764
Denali Therapeutics, Inc. (a)(b)	1,134	77,679
Dicerna Pharmaceuticals, Inc. (a)	2,192	49,254
Dynavax Technologies Corp. (a)(b)	12,916	81,500
Editas Medicine, Inc. (a)(b)	1,470	90,184
Emergent BioSolutions, Inc. (a)	1,091	116,573
Epizyme, Inc. (a)	3,800	41,610
Esperion Therapeutics, Inc. (a)(b)	2,913	91,730
Exact Sciences Corp. (a)	700	96,012
Exelixis, Inc. (a)	4,584	101,811
Fate Therapeutics, Inc. (a)(b)	961	87,095
FibroGen, Inc. (a)(b)	2,225	107,200
Five Prime Therapeutics, Inc. (a)	621	10,383
Forma Therapeutics Holdings, Inc. (a)	828	31,986
Frequency Therapeutics, Inc. (a)	489	19,066
Generation Bio Co. (a)	483	12,717
Geron Corp. (a)	11,957	21,283
Gilead Sciences, Inc.	1,496	98,138
Global Blood Therapeutics, Inc. (a)(b)	2,246	112,569
Gossamer Bio, Inc. (a)	2,444	24,684
Halozyme Therapeutics, Inc. (a)	2,215	105,412
IGM Biosciences, Inc. (a)	617	58,825
ImmunoGen, Inc. (a)	7,774	55,429
Immunovant, Inc. (a)	1,663	64,907
Incyte Corp. (a)	1,118	100,340
Inovio Pharmaceuticals, Inc. (a)(b)	8,232	104,958
Insmed, Inc. (a)	2,283	85,818
Intercept Pharmaceuticals, Inc. (a)(b)	2,969	104,628
Ionis Pharmaceuticals, Inc. (a)	1,985	119,239
Iovance Biotherapeutics, Inc. (a)	1,823	79,920
IVERIC bio, Inc. (a)	2,940	15,464
Kadmon Holdings, Inc. (a)	9,617	46,162
Karuna Therapeutics, Inc. (a)	691	68,568
Karyopharm Therapeutics, Inc. (a)(b)	5,754	87,633
Keros Therapeutics, Inc. (a)	304	17,343
Kiniksa Pharmaceuticals Ltd. (a)	1,637	32,233
Kodiak Sciences, Inc. (a)	729	92,080
Krystal Biotech, Inc. (a)	417	29,065
Ligand Pharmaceuticals, Inc. (a)(b)	982	182,014
MacroGenics, Inc. (a)	2,193	44,825
Mersana Therapeutics, Inc. (a)	3,034	57,828
Mirati Therapeutics, Inc. (a)	384	78,847
Moderna, Inc. (a)(b)	581	100,606
Myriad Genetics, Inc. (a)	1,999	55,072
Nkarta, Inc. (a)	355	14,079
Novavax, Inc. (a)(b)	726	160,402
Nurix Therapeutics, Inc. (a)	379	13,788
Precigen, Inc. (a)	2,417	20,544
Precision BioSciences, Inc. (a)	2,431	29,464
PTC Therapeutics, Inc. (a)	1,401	81,006
Puma Biotechnology, Inc. (a)(b)	2,368	27,800
Radius Health, Inc. (a)	2,083	38,952
Regeneron Pharmaceuticals, Inc. (a)	189	95,226
REGENXBIO, Inc. (a)	1,200	49,596
Relay Therapeutics, Inc. (a)	1,069	53,001
Replimune Group, Inc. (a)	1,657	64,292
REVOLUTION Medicines, Inc. (a)	1,568	66,076
Rigel Pharmaceuticals, Inc. (a)	8,704	31,683
Rocket Pharmaceuticals, Inc. (a)(b)	684	37,675
Sage Therapeutics, Inc. (a)(b)	1,316	106,135
Sangamo Therapeutics, Inc. (a)	5,847	79,870
Scholar Rock Holding Corp. (a)(b)	327	19,509
Seagen, Inc. (a)	473	77,700
Sorrento Therapeutics, Inc. (a)(b)	11,570	146,476
SpringWorks Therapeutics, Inc. (a)	905	75,396
Stoke Therapeutics, Inc. (a)	299	18,263
Syndax Pharmaceuticals, Inc. (a)	1,747	35,010
TCR2 Therapeutics, Inc. (a)	750	19,297
TG Therapeutics, Inc. (a)	2,159	104,215
Translate Bio, Inc. (a)	2,509	59,915
Travere Therapeutics, Inc. (a)	1,069	26,992
Turning Point Therapeutics, Inc. (a)(b)	770	96,627
Twist Bioscience Corp. (a)	640	105,306
Ultragenyx Pharmaceutical, Inc. (a)(b)	628	87,035
United Therapeutics Corp. (a)	662	108,449
Vaxart, Inc. (a)(b)	12,247	146,719
VBI Vaccines, Inc. (a)(b)	27,701	90,305
Veracyte, Inc. (a)(b)	1,525	86,467
Vericel Corp. (a)	1,854	76,515
Vertex Pharmaceuticals, Inc. (a)	402	92,090
Viela Bio, Inc. (a)	644	22,334
Viking Therapeutics, Inc. (a)	5,476	40,030
Vir Biotechnology, Inc. (a)(b)	2,835	182,971
Xencor, Inc. (a)	1,159	53,024
Y-mAbs Therapeutics, Inc. (a)	529	22,223
Zentalis Pharmaceuticals, Inc. (a)	597	22,907
ZIOPHARM Oncology, Inc. (a)	6,480	24,041
		8,895,007
Building Materials - 1.6%
Carrier Global Corp.	3,141	120,928
Fortune Brands Home & Security, Inc.	535	46,144
Johnson Controls International PLC	2,791	139,048
Martin Marietta Materials, Inc.	774	222,455
Masco Corp.	1,012	54,962
Vulcan Materials Co.	1,640	244,590
		828,127
Chemicals - 13.0%
Air Products & Chemicals, Inc.	2,737	730,122
Albemarle Corp.	1,315	213,898
Celanese Corp.	1,445	176,507
CF Industries Holdings, Inc.	2,649	109,616
Dow, Inc.	9,190	476,961
DuPont de Nemours, Inc.	9,095	722,598
Eastman Chemical Co.	1,675	164,736
Ecolab, Inc.	3,081	630,095
FMC Corp. (b)	1,605	173,805
International Flavors & Fragrances, Inc. (b)	1,325	148,903
Linde PLC	6,506	1,596,572
LyondellBasell Industries NV	3,184	273,060
PPG Industries, Inc.	2,929	394,566
The Mosaic Co.	4,272	110,901
The Sherwin-Williams Co.	1,011	699,410
		6,621,750
Commercial Services - 3.1%
Automatic Data Processing, Inc.	503	83,055
Cintas Corp.	341	108,479
Equifax, Inc.	467	82,710
FleetCor Technologies, Inc. (a)	93	22,576
Gartner, Inc. (a)	104	15,799
Global Payments, Inc.	347	61,252
IHS Markit Ltd.	1,439	125,308
MarketAxess Holdings, Inc. (b)	117	63,269
Moody's Corp.	506	134,728
Nielsen Holdings PLC (b)	1,381	30,838
PayPal Holdings, Inc. (a)	1,358	318,193
Quanta Services, Inc.	535	37,701
Robert Half International, Inc.	438	29,565
Rollins, Inc.	856	30,833
S&P Global, Inc.	749	237,433
United Rentals, Inc. (a)	282	68,529
Verisk Analytics, Inc.	632	115,972
		1,566,240
Computers - 5.8%
Accenture PLC - Class A	733	177,327
Apple, Inc.	18,582	2,452,081
Cognizant Technology Solutions Corp.	620	48,329
DXC Technology Co.	433	12,211
Fortinet, Inc. (a)	162	23,449
Hewlett Packard Enterprise Co.	1,497	18,473
HP, Inc.	1,599	38,920
International Business Machines Corp.	1,035	123,279
Leidos Holdings, Inc.	151	16,015
NetApp, Inc.	262	17,407
Seagate Technology PLC (b)	258	17,059
Western Digital Corp.	350	19,750
		2,964,300
Distribution/Wholesale - 0.5%
Copart, Inc. (a)	798	87,581
Fastenal Co.	2,217	101,073
W.W. Grainger, Inc.	175	63,768
		252,422
Diversified Financial Services - 5.0%
American Express Co.	2,032	236,240
Ameriprise Financial, Inc. (b)	370	73,212
BlackRock, Inc.	438	307,152
Capital One Financial Corp.	1,430	149,092
Cboe Global Markets, Inc.	341	31,280
CME Group, Inc.	1,119	203,367
Discover Financial Services	953	79,614
Franklin Resources, Inc. (b)	846	22,241
Intercontinental Exchange, Inc.	1,750	193,112
Invesco Ltd.	1,177	24,234
MasterCard, Inc. - Class A	1,029	325,462
Nasdaq, Inc.	360	48,697
Raymond James Financial, Inc.	380	37,973
Synchrony Financial (b)	1,692	56,936
T Rowe Price Group, Inc.	710	111,101
The Charles Schwab Corp.	4,648	239,558
The Western Union Co.	480	10,690
Visa, Inc. - Class A (b)	1,974	381,476
		2,531,437
Electrical Components & Equipment - 0.6%
AMETEK, Inc.	885	100,235
Emerson Electric Co.	2,305	182,902
		283,137
Electronics - 1.8%
Allegion PLC	360	38,524
Amphenol Corp.	345	43,084
FLIR Systems, Inc.	225	11,711
Fortive Corp.	1,303	86,102
Honeywell International, Inc.	2,587	505,422
Keysight Technologies, Inc. (a)(b)	214	30,300
Roper Technologies, Inc.	409	160,700
TE Connectivity Ltd.	389	46,836
Vontier Corp. (a)	192	6,226
		928,905
Engineering & Construction - 0.1%
Jacobs Engineering Group, Inc.	496	50,076
Environmental Control - 0.5%
Pentair PLC	642	34,963
Republic Services, Inc.	817	73,955
Waste Management, Inc.	1,498	166,758
		275,676
Forest Products & Paper - 0.5%
International Paper Co.	4,867	244,859
Hand/Machine Tools - 0.3%
Snap-On, Inc. (b)	214	38,518
Stanley Black & Decker, Inc.	623	108,084
		146,602
Healthcare-Products - 0.4%
Avita Medical, Inc. (a)	585	14,443
CareDx, Inc. (a)(b)	1,325	101,270
Natera, Inc. (a)	945	100,775
		216,488
Healthcare-Services - 0.4%
Invitae Corp. (a)(b)	1,614	79,926
OPKO Health, Inc. (a)(b)	20,464	110,710
		190,636
Household Products/Wares - 0.3%
Avery Dennison Corp.	1,035	156,150
Insurance - 6.1%
Aflac, Inc.	2,032	91,806
American International Group, Inc.	2,684	100,489
Aon PLC (b)	710	144,201
Arthur J Gallagher & Co.	603	69,592
Assurant, Inc.	185	25,062
Berkshire Hathaway, Inc. (a)	5,960	1,358,105
Chubb Ltd.	1,410	205,395
Cincinnati Financial Corp. (b)	467	39,270
Everest Re Group Ltd.	127	26,807
Globe Life, Inc.	302	27,298
Lincoln National Corp.	564	25,656
Loews Corp.	730	33,062
Marsh & McLennan Cos., Inc.	1,585	174,207
MetLife, Inc.	2,382	114,693
Principal Financial Group, Inc.	798	39,318
Prudential Financial, Inc.	1,235	96,676
The Allstate Corp.	944	101,178
The Hartford Financial Services Group, Inc.	1,119	53,734
The Progressive Corp.	1,828	159,383
The Travelers Cos., Inc.	788	107,405
Unum Group	632	14,681
W R Berkley Corp.	438	27,217
Willis Towers Watson PLC	399	80,973
		3,116,208
Internet - 0.1%
CDW Corp.	164	21,592
F5 Networks, Inc. (a)	74	14,501
NortonLifeLock, Inc.	687	14,475
VeriSign, Inc. (a)	115	22,318
		72,886
Iron/Steel - 0.4%
Nucor Corp.	3,738	182,153
Machinery-Construction & Mining - 0.8%
Caterpillar, Inc.	2,100	383,964
Machinery-Diversified - 1.7%
Deere & Co.	1,206	348,293
Dover Corp.	555	64,652
Flowserve Corp.	506	17,993
IDEX Corp.	292	54,368
Ingersoll Rand, Inc. (a)	1,439	60,208
Otis Worldwide Corp.	1,575	101,824
Rockwell Automation, Inc.	448	111,341
Westinghouse Air Brake Technologies Corp.	691	51,279
Xylem, Inc. (b)	700	67,613
		877,571
Mining - 2.1%
Freeport-McMoRan, Inc.	18,000	484,380
Newmont Goldcorp Corp.	9,950	593,020
		1,077,400
Miscellaneous Manufacturing - 2.9%
3M Co.	2,227	391,195
A O Smith Corp.	525	28,507
Eaton Corp. PLC	1,537	180,905
General Electric Co.	33,814	361,134
Illinois Tool Works, Inc.	1,109	215,379
Parker-Hannifin Corp.	496	131,247
Textron, Inc.	885	40,055
Trane Technologies PLC	924	132,455
		1,480,877
Office/Business Equipment - 0.1%
Xerox Holdings Corp.	316	6,645
Zebra Technologies Corp. (a)(b)	61	23,658
		30,303
Packaging & Containers - 1.9%
Amcor PLC	19,429	212,553
Ball Corp.	4,053	356,745
Packaging Corp. of America	1,175	157,991
Sealed Air Corp.	1,920	81,158
WestRock Co.	3,257	134,938
		943,385
Pharmaceuticals - 3.9%
AbbVie, Inc.	854	87,518
Agios Pharmaceuticals, Inc. (a)(b)	2,707	127,148
Akebia Therapeutics, Inc. (a)	28,730	93,085
Alector, Inc. (a)	3,135	52,793
Alkermes PLC (a)	4,272	89,669
Allovir, Inc. (a)	665	24,319
Anika Therapeutics, Inc. (a)(b)	453	16,765
Athenex, Inc. (a)(b)	2,940	38,426
Bioxcel Therapeutics, Inc. (a)(b)	2,116	98,013
Catalyst Pharmaceuticals, Inc. (a)	5,919	21,545
Clovis Oncology, Inc. (a)(b)	18,783	148,386
Coherus Biosciences, Inc. (a)(b)	4,135	77,738
Cytokinetics, Inc. (a)	3,881	76,339
Eagle Pharmaceuticals, Inc. (a)	677	31,596
Enanta Pharmaceuticals, Inc. (a)	802	38,544
Flexion Therapeutics, Inc. (a)	2,385	29,025
G1 Therapeutics, Inc. (a)	2,806	67,709
Heron Therapeutics, Inc. (a)	3,306	57,392
Intellia Therapeutics, Inc. (a)	1,713	107,268
Ironwood Pharmaceuticals, Inc. (a)	6,471	66,134
Kura Oncology, Inc. (a)	2,184	65,411
Madrigal Pharmaceuticals, Inc. (a)(b)	677	80,400
MannKind Corp. (a)	7,387	26,002
Neoleukin Therapeutics, Inc. (a)	923	11,630
Neurocrine Biosciences, Inc. (a)	1,007	110,518
Protagonist Therapeutics, Inc. (a)	1,360	28,166
Rhythm Pharmaceuticals, Inc. (a)	956	29,340
Sarepta Therapeutics, Inc. (a)	544	48,634
Seres Therapeutics, Inc. (a)	3,741	88,849
Spectrum Pharmaceuticals, Inc. (a)	9,042	32,461
uniQure NV (a)	1,432	50,707
Vanda Pharmaceuticals, Inc. (a)	2,016	28,909
Vaxcyte, Inc. (a)(b)	877	21,513
		1,971,952
Savings & Loans - 0.0% (d)
People's United Financial, Inc.	1,323	18,072
Semiconductors - 3.8%
Advanced Micro Devices, Inc. (a)(b)	1,398	119,725
Analog Devices, Inc.	431	63,499
Applied Materials, Inc.	1,058	102,287
Broadcom, Inc.	470	211,735
Intel Corp.	4,766	264,561
IPG Photonics Corp. (a)	39	8,714
KLA Corp.	175	49,012
Lam Research Corp.	172	83,239
Maxim Integrated Products, Inc.	315	27,629
Microchip Technology, Inc.	299	40,697
Micron Technology, Inc. (a)	1,291	101,046
NVIDIA Corp.	725	376,703
Qorvo, Inc. (a)	136	23,240
QUALCOMM, Inc.	1,318	205,977
Skyworks Solutions, Inc.	191	32,327
Teradyne, Inc.	195	22,129
Texas Instruments, Inc.	1,068	176,957
Xilinx, Inc.	290	37,865
		1,947,342
Shipbuilding - 0.0% (d)
Huntington Ingalls Industries, Inc.	156	24,543
Software - 6.9%
Adobe, Inc. (a)	555	254,617
Akamai Technologies, Inc. (a)	193	21,429
ANSYS, Inc. (a)	100	35,437
Autodesk, Inc. (a)	253	70,190
Broadridge Financial Solutions, Inc.	136	19,218
Cadence Design System, Inc. (a)	325	42,377
Citrix Systems, Inc.	140	18,663
Fidelity National Information Services, Inc.	723	89,262
Fiserv, Inc. (a)	650	66,748
Intuit, Inc.	311	112,342
Jack Henry & Associates, Inc. (b)	86	12,452
Microsoft Corp.	8,791	2,039,160
MSCI, Inc.	263	103,964
Oracle Corp.	2,207	133,369
Paychex, Inc.	371	32,396
Paycom Software, Inc. (a)	58	22,025
Salesforce.com, Inc. (a)	1,060	239,094
ServiceNow, Inc. (a)	224	121,668
Synopsys, Inc. (a)	182	46,492
Tyler Technologies, Inc. (a)	45	19,026
		3,499,929
Telecommunications - 0.6%
Arista Networks, Inc. (a)	66	20,299
Cisco Systems, Inc.	4,914	219,066
Corning, Inc.	891	31,960
Juniper Networks, Inc. (b)	386	9,426
Motorola Solutions, Inc.	196	32,840
		313,591
Transportation - 3.7%
CH Robinson Worldwide, Inc. (b)	525	44,919
CSX Corp.	2,956	253,492
Expeditors International of Washington, Inc.	652	58,367
FedEx Corp.	934	219,807
JB Hunt Trasport Services, Inc.	321	43,226
Kansas City Southern (b)	360	72,961
Norfolk Southern Corp.	982	232,361
Old Dominion Freight Line, Inc.	370	71,780
Union Pacific Corp.	2,480	489,726
United Parcel Service, Inc. - Class B	2,606	403,930
		1,890,569
TOTAL COMMON STOCKS (Cost $46,407,782)		50,834,744

CONTINGENT VALUE RIGHTS - 0.0% (d)
Biotechnology - 0.0% (d)
Achillion Pharmaceuticals, Inc. (a)(c)	6,273	2,886
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)

SHORT-TERM INVESTMENTS - 0.2%	Principal Amount
Money Market Deposit Accounts - 0.2%
U.S. Bank Money Market Deposit Account, 0.005% (e)	$82,149	82,149
TOTAL SHORT-TERM INVESTMENTS (Cost $82,149)		82,149

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.9%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 0.15% (e)	5,061,349	5,061,349
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,061,349)
Total Investments (Cost $51,551,280) - 109.9%		55,981,128
Liabilities in Excess of Other Assets - (9.9)%		(5,052,286)
TOTAL NET ASSETS - 100.0%		$50,928,842

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2021. The total value of securities on loan is $5,017,615 or 9.9% of net assets.
(c)	As of January 31, 2021, the Fund has fair valued this security. This security is deemed illiquid according to the Fund's liquidity guidelines. Value determined using significant unobservable inputs.
(d)	Less than 0.05%.
(e)	The rate shown is as of January 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of  Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 50,834,744	$ -	$ -	$ -	$ 50,834,744
Contingent Value Rights	-	-	2,886	-	2,886
Short-Term Investments	82,149	-	-	-	82,149
Investments Purchased with Proceeds from Securities Lending	-	-	-	5,061,349	-
Total Investments in Securities	$ 50,916,893	$ -	$ 2,886	$ 5,061,349	$ 50,919,779
^ See Schedule of Investments for industry breakouts.
For the period ended January 31, 2021, the Fund did not recognize any transfers to or from Level 3.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

PWS(*)	Balance as of 4/30/2020	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Corporate Action	Transfers Out of Level 3	Transfers Into Level 3	Balance as of 1/31/2021
Contingent Value Rights	$2,886	$-	$-	$-	$-	$-	$-	$-	$2,886

The following is a summary of quantitative information about Level 3 Fair Value Measurements:
PWS	Fair Value as of 1/31/2021	Valuation Techniques	Unobservable Input	Impact to valuation from an increase to input
Contingent Value Rights	$2,886	Acquisition Price	Stale Data	$0.46

*Table presents information for one security, which has been valued at $0.46 EUR throughout the period.